Short-term Debt [Text Block]	12 Months Ended
Dec. 31, 2013
Short-term Debt [Text Block]

14. Short-term Borrowings

The following table presents the composition of our short-term borrowings portfolio.

	2013			2012
December 31, ($ in millions)	Unsecured	Secured (a)	Total	Unsecured	Secured (a)	Total
Demand notes	$3,225	$—	$3,225	$3,094	$—	$3,094
Bank loans and overdrafts	—	—	—	167	—	167
Federal Home Loan Bank	—	3,570	3,570	—	3,800	3,800
Securities sold under agreements to repurchase (b)	—	1,500	1,500	—	—	—
Other (c)	—	250	250	—	400	400

Total short-term borrowings	$3,225	$5,320	$8,545	$3,261	$4,200	$7,461

Weighted average interest rate (d)			0.8%			1.0%

(a)	Refer to Note 15 for further details on assets restricted as collateral for payment of the related debt.

(b)

We periodically enter into term repurchase agreements, short-term borrowing arrangements in which we sell financial instruments to one or more investors while simultaneously committing to repurchase them at a specified future date, at the stated price plus accrued interest. The financial instruments sold under agreement to repurchase typically consist of U.S. government and agency securities.

(c)	Other relates to secured borrowings at our Commercial Finance Group.

(d)	Based on the debt outstanding and the interest rate at December 31 of each year.